Events After the Reporting Period (Details) - USD ($) $ / shares in Units, $ in Thousands				12 Months Ended
	May 01, 2025	Apr. 30, 2025	Dec. 22, 2023	Dec. 31, 2024
Events After the Reporting Period [Line Items]
Repayments amounting to a nominal amount			$ 15,577	$ 15,577
Accrued interest				1,528
Aggregate original principal amount				$ 53,763
Aggregate of ordinary shares (in Shares)				1,116,072
Aggregate of ordinary shares price (in Dollars per share)				$ 0.0001
Forecast [Member]
Events After the Reporting Period [Line Items]
Repayments amounting to a nominal amount		$ 30,000
Aggregate original principal amount	$ 53,763
Aggregate of ordinary shares (in Shares)	1,116,072
Aggregate of ordinary shares price (in Dollars per share)	$ 0.0001